Commissions and fees (Tables)	6 Months Ended
Jun. 30, 2017
Commissions and fees
in	2Q17	1Q17	2Q16	6M17	6M16
Commissions and fees (CHF million)
Lending business	484	464	452	948	850
Investment and portfolio management	841	822	779	1,663	1,589
Other securities business	12	10	14	22	25
Fiduciary business	853	832	793	1,685	1,614
Underwriting	441	497	395	938	617
Brokerage	757	805	757	1,562	1,590
Underwriting and brokerage	1,198	1,302	1,152	2,500	2,207
Other services	370	448	399	818	800
Commissions and fees	2,905	3,046	2,796	5,951	5,471

Bank
Commissions and fees
in	6M17	6M16
Commissions and fees (CHF million)
Lending business	933	837
Investment and portfolio management	1,566	1,510
Other securities business	39	31
Fiduciary business	1,605	1,541
Underwriting	948	617
Brokerage	1,562	1,591
Underwriting and brokerage	2,510	2,208
Other services	826	806
Commissions and fees	5,874	5,392